Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.6%
Advertising — 1.0%
The Trade Desk, Inc., Class A*	25,985	$1,799,461
Aerospace & Defense — 1.9%
CAE, Inc.*	7,140	186,211
HEICO Corp., Class A	25,534	3,238,477
		3,424,688
Apparel — 1.9%
Levi Strauss & Co., Class A	98,032	1,937,113
On Holding AG, Class A*	55,226	1,393,904
		3,331,017
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	78,999	3,073,061
Banks — 3.8%
First Republic Bank	18,939	3,070,012
Pinnacle Financial Partners, Inc.	19,670	1,811,214
SVB Financial Group*	3,265	1,826,604
		6,707,830
Beverages — 0.3%
Brown-Forman Corp., Class B	8,773	587,966
Biotechnology — 5.1%
Genmab A/S, ADR*	71,446	2,584,916
Horizon Therapeutics PLC*	32,993	3,471,194
Seagen, Inc.*	20,101	2,895,549
		8,951,659
Building Materials — 1.5%
Trex Co., Inc.*	40,366	2,637,111
Chemicals — 0.6%
RPM International, Inc.	12,324	1,003,667
Commercial Services — 6.8%
Clarivate PLC*	106,507	1,785,057
CoStar Group, Inc.*	84,751	5,645,264
MarketAxess Holdings, Inc.	13,559	4,612,772
		12,043,093
Computers — 2.6%
Crowdstrike Holdings, Inc., Class A*	15,336	3,482,499
Genpact Ltd.	24,273	1,056,118
		4,538,617
Distribution & Wholesale — 2.6%
Fastenal Co.	44,196	2,625,242
Pool Corp.	4,657	1,969,213
		4,594,455
Electrical Components & Equipment — 2.4%
Novanta, Inc.*	11,159	1,587,814
Universal Display Corp.	15,528	2,592,400
		4,180,214
Electronics — 7.0%
Agilent Technologies, Inc.	15,223	2,014,460
II-VI, Inc.*	57,705	4,183,035
	Number of Shares	Value†

Electronics — (continued)
Keysight Technologies, Inc.*	21,384	$3,378,031
Trimble, Inc.*	38,439	2,772,989
		12,348,515
Entertainment — 1.3%
Vail Resorts, Inc.	8,611	2,241,185
Food — 1.3%
The Hershey Co.	10,875	2,355,851
Healthcare Products — 9.4%
ABIOMED, Inc.*	9,125	3,022,565
Bio-Techne Corp.	6,403	2,772,755
Edwards Lifesciences Corp.*	24,089	2,835,757
Envista Holdings Corp.*	64,152	3,124,844
Intuitive Surgical, Inc.*	8,827	2,662,930
Repligen Corp.*	12,091	2,274,196
		16,693,047
Housewares — 1.1%
The Scotts Miracle-Gro Co.	16,101	1,979,779
Insurance — 0.5%
Kinsale Capital Group, Inc.	3,833	874,001
Internet — 3.2%
Pinterest, Inc., Class A*	110,646	2,722,998
Q2 Holdings, Inc.*	17,777	1,095,952
Shutterstock, Inc.	20,282	1,887,849
		5,706,799
Machinery — Diversified — 2.9%
IDEX Corp.	12,772	2,448,776
The Middleby Corp.*	16,930	2,775,504
		5,224,280
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	40,770	2,604,795
Pharmaceuticals — 3.8%
Dexcom, Inc.*	13,012	6,656,939
Retail — 8.3%
Chipotle Mexican Grill, Inc.*	3,150	4,983,395
Floor & Decor Holdings, Inc., Class A*	15,302	1,239,462
Lululemon Athletica, Inc.*	6,586	2,405,405
National Vision Holdings, Inc.*	50,175	2,186,125
Ulta Beauty, Inc.*	9,893	3,939,590
		14,753,977
Semiconductors — 11.2%
Azenta, Inc.	24,316	2,015,310
Marvell Technology, Inc.	61,136	4,384,063
Microchip Technology, Inc.	49,753	3,738,440
Monolithic Power Systems, Inc.	11,676	5,670,800
SkyWater Technology, Inc.*	13,250	143,497
Teradyne, Inc.	33,114	3,915,068
		19,867,178

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 11.9%
Datto Holding Corp.*	28,689	$766,570
DocuSign, Inc.*	30,624	3,280,443
Electronic Arts, Inc.	18,698	2,365,484
Five9, Inc.*	23,862	2,634,365
Guidewire Software, Inc.*	25,932	2,453,686
Paycom Software, Inc.*	9,195	3,184,964
Tyler Technologies, Inc.*	7,694	3,422,983
Workiva, Inc.*	17,901	2,112,318
ZoomInfo Technologies, Inc.*	13,211	789,225
		21,010,038
Telecommunications — 3.0%
Arista Networks, Inc.*	37,928	5,271,233
TOTAL COMMON STOCKS (Cost $117,588,327)		174,460,456

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,524,095)	1,524,095	1,524,095
TOTAL INVESTMENTS — 99.5% (Cost $119,112,422)		$175,984,551
Other Assets & Liabilities — 0.5%		914,779
TOTAL NET ASSETS — 100.0%		$176,899,330

	Number of Contracts	Value†
WRITTEN OPTIONS — (0.0)%
Put Options Written
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(125,683))	46	$(71,300)

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 3/31/2022††
United States	95%
Canada	2
Denmark	1
United Kingdom	1
Switzerland	1
Total	100%
††	% of total investments as of March 31, 2022.

Open written options contracts held by the Fund at March 31, 2022 are as follows:
Open Written Options
Exchange Traded
Put Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Shutterstock, Inc.	46	$506,000	$110	05/20/22	$(71,300)
Total Written Options					$(71,300)
2